[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


April 6, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


     Re:     Van Kampen Unit Trusts, Taxable Income Series 381
             File No. (333-179058) (CIK No. 1524272)

Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on April 4, 2012.


Very truly yours,

/s/ John F. Tierney


John F. Tierney
Vice President,
Van Kampen Funds Inc.